Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Business Description [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities of PTL Limited

The accompanying consolidated financial statements reflect the activities of PTL Limited and the following entities:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities

Petrolink Energy Limited (“Petrolink Hong Kong”)	June 21, 2013	Hong Kong	100%	Providing marine fuel logistics services and one-stop solutions for vessel refuelling
Petrolink Energy Pte. Ltd. (“Petrolink Singapore”)	February 5, 2024	Singapore	100%	Sales office